Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (14,254,335)	$ 4,027,330	$ (607,371)	$ (15,091,333)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative liability	9,698,885	(7,266,703)	(7,238,498)	13,271,308
Gain on contingent liability		(440,000)	(450,000)	(700,000)
Loss on settlement of debt	245,833		1,271,329
Loss on extinguishment of debt			1,206,329
Consulting fees settled through common shares issuable				407,322
Stock-based compensation expense	632,580	410,640	869,960	585,886
Depreciation and amortization	1,222,485	931,602	1,498,137	61,667
Amortization of debt discount	1,309,125	1,002,815	1,460,309
Bad debt	50,800		103,020
Lease liability amortization	16,564	83,613
Penalty interest	25,000
Changes in operating assets and liabilities:
Accounts receivable	(64,221)	(822,144)	(596,873)	(1,500)
Inventory		(8,301)	(8,301)
Prepaid expenses and other assets	86	(11,124)	(20,251)
Accounts payable	(305,423)	273,010	310,995	3,908
Deferred revenue	515,247	898,544	924,595	28,951
Payroll liability	82,227	15,911	28,870
Accrued interest	251,786	44,555	248,256	43,394
Due to related parties		(48,032)	137,264	180,755
Deposit	(10,496)	(20,944)
Operating lease payments			63,984
Accrued consulting expense			(87,500)	87,500
Net Cash used in Operating Activities	(583,857)	(929,228)	(828,437)	(1,075,342)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of intellectual property			(269,309)	(396,800)
Purchase of intellectual property	(190,000)	(228,291)
Purchase of property and equipment	(95,425)	(6,096)	(10,629)
Net Cash used in Investing Activities	(285,425)	(234,387)	(279,938)	(396,800)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes payable	1,352,250	600,000	676,000	1,285,000
Proceeds from issuance of stock and member distributions		940,000	940,000	507,599
Capital lease payments			(20,284)
Finance lease payments	(52,326)	(41,269)
Proceeds from issuance of notes payable	1,168,664		215,120
Repayment of notes payable	(685,295)	(600,000)	(650,000)
Proceeds from related parties	241,942		12,900
Repayment to related parties	(691,911)		(371,623)
Net Cash provided by Financing Activities	1,333,324	898,731	802,113	1,792,599
Net change in cash	464,042	(264,884)	(306,262)	320,457
Cash, beginning of period	18,673	324,935	324,935	4,478
Cash, end of period	482,715	60,051	18,673	324,935
Supplemental cash flow information
Cash paid for interest	65,063	5,019	26,161	511
Cash paid for taxes
Non-cash Investing and Financing transactions:
Intangible assets acquired through issuance of accounts payable				50,000
Intangible asset acquired through assignment of accounts receivable			410,000
Intangible asset acquired through license fee payable			1,445,000
Common stock issued for purchase of intangibles	2,466	1,350,000	1,350,000	2,940,000
Settlement of accrued interest through issuance of convertible notes payable				19,680
Common stock issued for exercised cashless warrant	25,300
Settlement of stock subscriptions	1,640		336
Settlement of convertible notes payable through issuance of common stock	2,963,994	75,000	75,000
Resolution of derivative liability upon exercise of warrant	300,387
Resolution of derivative liability upon conversion of debt	9,548,131		3,130,000
Increase in due to related party from purchase of intangibles		940,000
Equipment paid by finance lease	159,096
Equipment paid by capital lease			108,189
Increase in ROU asset and operating lease liability			469,016
Derivative liability recognized as debt discount	792,175		606,000
Accounts payable for purchase of intellectual property	80,000
Issuance of convertible notes for repayment of due to related party	$ 150,000
Cancellation of common stock			2,000
Issuance of restricted stock			237
Adjustment of reverse stock split			1,745
Reclassification of APIC and Derivative			$ 83,334